Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan
Note 1 – Description of Plan
The following description of the Henry Schein, Inc. 401(k) Savings Plan (the
“Plan”) provides only general information.
Participants
should refer to the Plan document or Summary Plan Description for a more complete description of the Plan’s provisions.
(a) Nature of Operations
The Plan is a contributory defined contribution 401(k) plan originally effective
January 1, 1970.
The Plan was amended effective
December 26, 1993, to include an
Internal Revenue Code Section 401(k) feature.
The Plan is subject to
the provisions of the Employee
Retirement Income Security Act of 1974 (“ERISA”).
The third-party administrator is Fidelity Investments Institutional Operations
Company, Inc., (the
“Administrator”).
The Plan trustee is Fidelity Management Trust Company
(the “Trustee”).
Eligible employees
are those employed by Henry Schein, Inc. (the “Plan Sponsor” or the “Company”) and certain of the Company’s affiliates (collectively, the “Employer”).
All employees (other than temporary employees) are eligible to make salary reduction contributions to the Plan upon hire and become eligible to be credited with Profit Sharing Contributions and the Employer Match (each as described below) upon completion of a
one
year
period of service.
Temporary employees are eligible
to make salary reduction contributions to the Plan and to be credited with
Profit Sharing Contributions and the Employer Match on the first July 1 or January 1 following the completion of a
twelve
consecutive
month period during which the temporary employee is credited with at least one thousand hours of service or the completion of
three
consecutive plan years starting on or after January 1, 2021 in each of which the temporary employee is credited with at least
five hundred hours
of service.
If an individual is initially classified as a temporary employee and then is reclassified as a regular participant, the participant is immediately eligible to make salary reduction contributions to the Plan, and is eligible to be credited with
Profit Sharing Contributions and the Employer Match upon the earlier of a completion of a one year period of service or when he or she
would have been eligible to be credited with Profit Sharing Contributions and the Employer Match if he or she would have remained a
temporary employee.
Effective for plan years beginning
after December 31, 2023,
the Plan was amended
to incorporate certain provisions
of the Setting Every
Community Up for Retirement Enhancement Act of 2022 (“SECURE 2.0”),
including provisions relating to required minimum
distributions and additional distribution options for
participants, such as personal
emergency expense distributions and qualified disaster
expense distributions.
In connection with an operational restructuring of certain subsidiaries of Henry Schein,
Inc., the account balances of certain participants
in the Ace Surgical Supply Co., Inc. 401(k) Plan were transferred into the Plan effective August 12, 2024, and the account balances of
certain participants in the SAS, Inc. 401(k) Plan were transferred into the Plan effective
September 3, 2024.
The remaining assets and
liabilities of the SAS, Inc. 401(k) Plan were transferred into the Plan effective
May 19, 2025.
Effective April 28, 2025, the Henry
Schein Medical Systems, Inc. 401(k) Plan was merged into
the Plan and the assets and liabilities associated with the accounts of participants in that plan were transferred into the Plan.
On December 18, 2024, the Plan was amended to (i) change the calculation of matching contributions from a quarterly to an annual
basis, effective January 1, 2025; and (ii) require that a participant be employed on the last Friday of the Plan Year, or have retired, died,
or become disabled during the year, in order
to be eligible for a matching contribution for that Plan Year.
(b) Contributions
The Plan provides for a discretionary Employer contribution (the “Profit
Sharing Contribution”) of a percentage of a participant’s
base
compensation, as defined under the Plan.
There were
no
discretionary Profit Sharing Contributions for the years ended December 31,
2025 and 2024.
Plan participants may voluntarily make
qualified retirement contributions to the
Plan which are deductible by
the participants for federal
income tax purposes under Section
401(k) of the Internal Revenue Code
(“IRC”) or may be
made after-tax in the form of
a Roth elective
deferral 401(k) contribution (collectively,
401(k) Contributions).
The Plan allows employees to elect to contribute, through payroll deductions, stated percentages from 1 % to 50 % of their compensation, as defined under the Plan, not to exceed $23,500 for 2025 and
$ 23,000
for 2024, in accordance with the deferral limitations for such years under the IRC.
For Plan years beginning on and after
January 1, 2021, the Employer Match is a
percentage of participant 401(k) Contributions set by the Company in its discretion.
Starting
with the 2021 Plan Year,
this percentage was set at
100 % of participant 401(k) Contributions up to the lesser of 7 % or the participant’s deferral percentage, multiplied by the participant’s
base compensation, as defined under the Plan.
Effective January 1, 2025, the
Employer Match was set at 100 % of participant 401(k) Contributions up to the lesser of 5 % or the participant’s deferral percentage, multiplied by the participant’s base
compensation, as defined under the Plan.
For the 2025 and 2024 Plan years, the Employer Match
was allocated 100
% to the participant’s investment elections on
file, subject to a
20
% allocation limit to
the Henry Schein, Inc. Common
Stock Fund.
Participants age 50 or over are permitted to make catch-up 401(k) Contributions once the participant has reached a limit on those
contributions imposed either by the Plan or by law.
The additional amount a participant may contribute may not
exceed $7,500 in each
of the years 2025 and 2024.
Effective January 1, 2025, participants who attain age 60 through
63 during the calendar year may make
catch-up 401(k) Contributions of up to $11,250.
Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover).
The Plan provides for the automatic enrollment in the Plan, at a deferral percentage of
3 % of compensation, of eligible employees
initially hired by
the Company or
its participating affiliates on
or after March
1, 2014, unless
the employee elects
not to make
401(k) plan
contributions or elects to make 401(k) Contributions at a different percentage.
(c) Participants’ Accounts
Each participant’s account
is credited with the participant’s 401(k) Contributions
and the Employer contributions.
Expenses directly
related to participant transactions are deducted from the respective participant’s account.
Participants also have the option to direct up
to 20 % of their account balances to common shares of Henry Schein, Inc.
(d) Vesting
Participants are immediately vested in their 401(k) Contributions plus actual earnings thereon.
Vesting
in the Profit Sharing
Contribution and the Employer Match, plus actual earnings thereon, is based on years of continuous service, on a graded scale as
follows:
Vested
Vesting
percentage
2
but less than
3
years
20%
3
but less than
4
years
40%
4
but less than
5
years
60%
5
or more years
100%
(e) Investments
Participants direct the investment of their 401(k) Contributions and Employer contributions into various investment options offered by
the Plan.
The Plan currently offers two mutual funds, twenty-three common collective trust funds, and a Company stock fund, subject
to certain limitations, as investment options for participants.
(f) Notes Receivable from Participants
Participants may borrow up to a maximum of the lesser of $ 50,000
or
50 % of their vested account balance from their accounts pursuant to rules set forth in the Plan document.
The minimum amount that may be borrowed is $
1,000
and only
two
loans may be made in any
calendar year, and no more than two
loans may be outstanding at any time.
The loans are secured by the balance in the participants’
accounts and bear interest at prevailing rates.
The loans must be for a term of
five years
or less (
ten years
if the loan is for the purpose
of purchasing a principal residence).
Principal and interest are paid ratably through payroll deductions.
If an employee is terminated and
has an outstanding loan balance at the
time of termination, the employee will
be permitted to repay any
outstanding loans directly to
the Trustee.
The employee may also
roll-over any outstanding loans, as
part of a rollover
of the terminated
employee’s entire vested account
balance to certain other retirement plans in which the terminated employee participates.
(g) Payment of Benefits
The Plan provides that, upon termination of service, retirement, disability or death of the participant, a benefit equal to the vested,
nonforfeitable portion of the participant’s
account is distributed as outlined in the Plan.
Participants may also receive in-service or
hardship distributions based on criteria as described in the Plan document.
(h) Administrative Expenses
All reasonable costs, charges and expenses incurred in connection with the administration of the Plan may be paid by the Plan Sponsor but, if not paid by the Plan Sponsor when due, shall be paid from Plan assets.
For the years ended December 31, 2025 and 2024, the
Plan Sponsor did not use any Plan assets from forfeited accounts to pay costs associated with the Plan.
Amounts reflected in the
statements of changes in
net assets
available for benefits reflect
various participant directed expenses
which have been
deducted from the
respective participant accounts.
The Plan pays a flat administrative fee equal to $ 42
for each participant in the Plan.
Participants’ accounts are then charged the fee
proportionally based on their account balance.
If participants elect to make use of optional financial advisory services, fees are deducted directly from the participants’ account.
Fees are calculated and deducted quarterly,
and as a result, the actual fee per
participant can vary.
(i) Forfeitures
Forfeiture allocations are used first to reduce the contribution to fund the Employer Match, and if any remain they may be used to offset
administrative expenses of the Plan.
Forfeited invested accounts totaled $
1,328,568
and $
1,032,085
at December 31, 2025 and 2024,
respectively, and are
included primarily in the T.
Rowe Price Stable Value
Common Trust Fund Class P.
Forfeitures in the amount of
$ 1,735,365
and $
1,357,197
will be or have been used to offset the Employer Match for the years ended
December 31, 2025 and 2024,
respectively.